INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

	March 31, 2025	December 31, 2024
raw materials	$1,751,670	$1,808,253
Inventories in transit	-	125,917
finished goods	134,137	650,282
work in progress	517,018	321,931
Total inventories	$2,402,825	$2,906,383

	2024	2023
Raw materials	$1,808,253	$1,516,634
Inventory in transit	125,917	-
Finished goods	650,282	-
Work in progress	321,931	134,742
Total	$2,906,383	$1,651,376